Earnings Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic earnings per share
Net income available to the company's common shareholders	$ 1,995,621	$ 3,206,151	$ 3,103,120
Weighted average shares outstanding - Basic (in shares)	4,625,195	4,578,151	4,514,329
Earnings per share - Basic (in dollars per share)	$ 0.43	$ 0.70	$ 0.69
Diluted earnings per share
Net income available to the company’s common shareholders	$ 1,995,621	$ 3,206,151	$ 3,103,120
Weighted average shares outstanding - Basic (in shares)	4,625,195	4,578,151	4,514,329
Options (in shares)	50,932	23,756	0
Weighted shares outstanding - Diluted (in shares)	4,676,127	4,601,907	4,514,329
Earnings per share - Diluted (in dollars per share)	$ 0.43	$ 0.70	$ 0.69